INTANGIBLE ASSETS (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	£ 50,682	£ 36,282	£ 55,046